Interim Consolidated Statement of Changes in Shareholders' Equity	Issued capital [member] USD ($)	Issued capital [member] SGD ($)	Merger reserve [member] USD ($)	Merger reserve [member] SGD ($)	Translation reserve [member] USD ($)	Translation reserve [member] SGD ($)	Retained earnings [member] USD ($)	Retained earnings [member] SGD ($)	Equity attributable to owners of parent [member] USD ($)	Equity attributable to owners of parent [member] SGD ($)	Non-controlling interests [member] USD ($)	Non-controlling interests [member] SGD ($)	Reserve of share-based payments [member] USD ($)	Reserve of share-based payments [member] SGD ($)	USD ($)	SGD ($)
Balance (Previously stated [member]) at Jun. 30, 2023		$ 8						$ 5,488,833								$ 5,488,841
IfrsStatementLineItems [Line Items]
Issuance of share capital | Previously stated [member]		24,455,170														24,455,170
Merger reserve arising from group restructuring | Previously stated [member]				(24,455,170)												(24,455,170)
Profit/(Loss) | Previously stated [member]								2,072,800								2,072,800
Profit/(Loss)																2,072,800
Total comprehensive loss for the period																2,072,800
Balance (Previously stated [member]) at Jun. 30, 2024	$ 18,362,506	24,455,178	$ (18,362,500)	(24,455,170)	$ (8,686)		$ 5,588,403	7,561,633	$ 5,579,723	$ 7,561,641					$ 5,579,723	7,561,641
Balance at Jun. 30, 2024		24,455,178		(24,455,170)				7,590,993								7,591,001
IfrsStatementLineItems [Line Items]
Foreign currency translation						(12,111)										(12,111)
Share based payment reserve
Profit/(Loss)								(317,031)								(317,031)
Share based payment reserve
Total comprehensive loss for the period						(12,111)		(317,031)								(329,142)
Balance at Dec. 31, 2024		24,455,178		(24,455,170)		(12,111)		7,273,962								7,261,859
Balance (Previously stated [member]) at Jun. 30, 2024	18,362,506	24,455,178	(18,362,500)	(24,455,170)	(8,686)		5,588,403	7,561,633	5,579,723	7,561,641					5,579,723	7,561,641
Balance at Jun. 30, 2024		24,455,178		(24,455,170)				7,590,993								7,591,001
IfrsStatementLineItems [Line Items]
Issuance of share capital | Previously stated [member]	7,246,603	9,753,384							7,246,603	9,753,384					7,246,603	9,753,384
Foreign currency translation | Previously stated [member]					(269,651)	(463,787)			(269,651)	(463,787)					(269,651)	(463,787)
Share based payment reserve | Previously stated [member]							78,624	100,000	78,624	100,000					78,624	100,000
Share based payment reserve															78,624
Loss for the year, representing total comprehensive income for the year | Previously stated [member]							(8,362,434)	(11,516,581)	(8,362,434)	(11,516,581)	2,751	3,499			(8,359,683)	(11,513,082)
Profit/(Loss)															(8,362,433)	(10,636,178)
Share based payment reserve | Previously stated [member]							(78,624)	(100,000)	(78,624)	(100,000)					(78,624)	(100,000)
Share based payment reserve															(78,624)
Total comprehensive loss for the period															(8,362,433)	(10,636,178)
Balance (Previously stated [member]) at Jun. 30, 2025	25,609,109	34,208,562	(18,362,500)	(24,455,170)	(278,337)	(463,787)	(2,695,407)	(3,854,948)	4,272,865	5,434,657	2,751	3,499			4,275,616	5,438,156
Balance at Jun. 30, 2025	25,609,109	34,208,562	(18,362,500)	(24,455,170)	(278,337)	(463,787)	(2,774,030)	(3,954,948)	4,272,865	5,434,657	2,751	3,499	$ 78,623	$ 100,000	4,275,616	5,438,156
IfrsStatementLineItems [Line Items]
Foreign currency translation					248,434	425,335			248,434	425,335					248,434	425,335
Share based payment reserve									(116,650)	(150,000)			(116,650)	(150,000)	(116,650)	(150,000)
Profit/(Loss)							209,476	269,328	209,476	269,328	(84,694)	(108,870)			124,782	160,458
Share based payment reserve									116,650	150,000			116,650	150,000	116,650	150,000
Non-controlling interests arising on acquisition of subsidiaries											272,682	350,642			272,682	350,642
Total comprehensive loss for the period															373,216	585,793
Balance at Dec. 31, 2025	$ 25,609,109	$ 34,208,562	$ (18,362,500)	$ (24,455,170)	$ (29,903)	$ (38,452)	$ (2,564,554)	$ (3,685,620)	$ 4,847,425	$ 6,279,320	$ 190,739	$ 245,271	$ 195,273	$ 250,000	$ 5,038,164	$ 6,524,591